Cumulative Allowance and the Provision for Changes in Expected Cash Flows from Financial Royalty Assets - Narrative (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative adjustment to retained earnings	$ 9,837,033	$ 9,895,815	$ 7,162,693		$ 6,141,438	$ 4,552,079	$ 4,460,546
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative adjustment to retained earnings	$ 1,923,771	$ 1,920,635	$ 2,561,971	$ 192,700	2,825,212	$ 1,215,953	655,446
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative adjustment to retained earnings					(192,705)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Cumulative adjustment to retained earnings					$ (192,705)		$ (2,863)